Liquidity (Details Narrative)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2017 USD ($) Business	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Net loss	$ 1,289,126	$ 1,419,391	$ 1,456,049	$ 1,309,500	$ 1,014,679	$ 669,376	$ 1,412,612	$ 688,060	$ 831,018	$ 2,190,944	$ 2,324,179	$ 5,199,619	$ 3,601,066
Accumulated deficit	15,007,550	12,813,044				7,561,751				15,007,550		12,813,044	7,561,751
Net cash provided by financing activities										3,109,125	2,439,105	5,910,622	296,881
Cash on hand	$ 1,297,245	$ 1,088,066		$ 1,013,596		$ 141,317				1,297,245	$ 1,013,596	1,088,066	$ 141,317	$ 1,082,290
Working capital										$ 2,856,461		$ 1,400,000
Number of businesses acquired | Business										2
August 14, 2017 [Member]
Proceeds from equity offerings										$ 5,400,000